Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance at the end of the year	$ 4,587,916	$ 1,249,333
Cost of Drilling Rigs, Machinery and Equipment
Balance at the beginning of the year	1,441,630	1,453,391
Additions	3,502,233	6,834
Disposals	(1,147)	(18,595)
Depreciation	0	0
Balance at the end of the year	4,942,716	1,441,630
Accumulated Depreciation of Drilling Rigs, Drillships and Equipment
Balance at the beginning of the year	(192,297)	(123,750)
Additions	0
Disposals	381	5,104
Depreciation	(162,884)	(73,651)
Balance at the end of the year	(354,800)	(192,297)
Net Book Value of Drilling Rigs, Machinery and Equipment
Balance at the beginning of the year	1,249,333	1,329,641
Additions	3,502,233	6,834
Disposals	(766)	(13,491)
Depreciation	(162,884)	(73,651)
Balance at the end of the year	$ 4,587,916	$ 1,249,333